Acquisitions (Tables)	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table is a summary and allocation of the purchase price of the Seajacks acquisition:

(Dollars in thousands)
Purchase price:
Issuance of redeemable notes	$70,686
Equity issued (8.13 million shares)	152,288
Total purchase price	222,974

Allocated to:
Cash and cash equivalents	$25,719
Trade and other receivables	60,304
Inventories	4,655
Other current assets	5,832
Vessels	554,705
Brand Name *	4,518
Other non-current assets	6,289
Accounts payable and accrued expenses	(20,231)
Bank loans and other current debt	(341,651)
Other current liabilities	(15,852)
Other non-current liabilities	(3,878)
Fair value of assets acquired, less liabilities assumed	280,410
Gain on bargain purchase	(57,436)
Total purchase price	$222,974
*Indefinite useful life intangible asset, based upon appraisal performed